Shareholders' Equity	12 Months Ended
Nov. 30, 2011
Shareholders' Equity

NOTE 9 – Shareholders’ Equity

Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2011 and 2010, no Carnival Corporation preferred stock had been issued and only a nominal amount of Carnival plc preference shares had been issued.

In September 2007, our Boards of Directors authorized the repurchase of up to an aggregate of $1 billion of Carnival Corporation common stock and Carnival plc ordinary shares subject to certain restrictions (the “Repurchase Program”). The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.

During fiscal 2011, we repurchased 13.5 million shares of Carnival Corporation common stock for $413 million under the Repurchase Program. In addition, during 2011 Carnival Investments Limited, a subsidiary of Carnival Corporation, also repurchased 1.3 million ordinary shares of Carnival plc for $41 million under the Repurchase Program. During 2010 and 2009, there were no repurchases of Carnival Corporation common stock or Carnival plc ordinary shares under the Repurchase Program. At November 30, 2011, the remaining availability under the Repurchase Program was $334 million. There were no repurchases under the Repurchase Program from December 1, 2011 through January 23, 2012.

In addition to the Repurchase Program, the Boards of Directors have authorized the repurchase of up to 19.2 million Carnival plc ordinary shares and up to 31.5 million shares of Carnival Corporation common stock under the “Stock Swap” programs described below. We use the “Stock Swap” programs in situations where we can obtain an economic benefit because either Carnival Corporation common stock or Carnival plc ordinary shares are trading at a price that is at a premium or discount to the price of Carnival plc ordinary shares or Carnival Corporation common stock, as the case may be. This economic benefit is used for general corporate purposes, which could include repurchasing additional stock under the Repurchase Program. During 2011, no Carnival Corporation common stock or Carnival plc ordinary shares were sold or repurchased under the “Stock Swap” programs. All Carnival plc share repurchases under both the Repurchase Program and the “Stock Swap” authorizations require annual shareholder approval.

In fiscal 2010 and 2009, we sold 14.8 million shares and 5.8 million shares of Carnival plc ordinary shares held as treasury stock for $545 million and $187 million of net proceeds, respectively. In fiscal 2010 and 2009, substantially all of these net proceeds were used to fund the repurchase of 14.8 million shares and 5.8 million shares of Carnival Corporation common stock, respectively. We sold Carnival plc ordinary shares held in treasury, only to the extent we were able to purchase shares of Carnival Corporation in the U.S. on at least an equivalent basis under the “Stock Swap” program.

In fiscal 2009, we also sold 450,000 shares of Carnival Corporation common stock for $9 million of net proceeds, substantially all of which were used to fund the repurchase of 450,000 shares of Carnival plc ordinary shares. We sold Carnival Corporation common stock in the U.S., only to the extent we were able to purchase shares of Carnival plc in the UK on at least an equivalent basis under the “Stock Swap” program.

At November 30, 2011, there were 28.3 million shares of Carnival Corporation common stock reserved for issuance under its employee benefit and dividend reinvestment plans. In addition, Carnival plc shareholders have authorized 17.8 million ordinary shares for future issuance under its employee benefit plans.

At November 30, 2011 and 2010, accumulated other comprehensive loss consisted of the following (in millions):

	2011	2010
Cumulative foreign currency translation adjustments, net	$(123)	$(99)
Unrecognized pension expenses	(96)	(91)
Unrealized loss on marketable security	(17)	(16)
Net gains (losses) on cash flow derivative hedges	27	(48)

	$(209)	$(254)